INCOME TAXES (Narrative) (Details) (USD $)	Jan. 31, 2013
Deferred Tax Assets Valuation Allowance Rate	100.00%
Other Tax Carryforward, Deferred Tax Asset	$ 22,876,000
Non-Capital Losses	13,005,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	3,688,000
Minimum [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 22,119